INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
INCOME/(LOSS) PER SHARE
Schedule of income/(loss) per share

	2024	2023	2022

Income/(loss) for the period attributable to equity holders of the Parent Company	(1,604,907)	109,053	(6,916,737)
Weighted average number of shares with face value of TRY0.20 each	328,364	324,810	325,998

Basic and diluted income/(loss) per share (TRY per share)	(4.9)	0.3	(21.2)